Accounting policies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ¥ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ¥ / $	Dec. 31, 2015	Dec. 31, 2016 ¥ / $	Dec. 31, 2016
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts	$ 196	$ 196
Revenue recognition
Sales returns	$ 0	$ 0	$ 27
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation	6.53					6.94	1.00
Income and cash flow statement foreign currency translation	6.76	6.64		6.23	1.00